Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
As of March 31,2023
2023 (Remainder of 2023)	$ 1,026
2024	4,031
2025	4,006
2026	4,006
2027	4,006
Thereafter	20,436
Total	$ 37,511	$ 40,591	$ 38,802
2023		4,106
2024		4,031
2025		4,006
2026		4,006
2027		4,006
Thereafter		20,436
Total		$ 40,591